Portfolio of investments—August 31, 2021 (unaudited)

	Shares	Value
Common stocks: 99.61%
Communication services: 1.44%
Diversified telecommunication services: 0.94%
Bandwidth Incorporated Class A †	53,910	$ 5,547,339
Interactive media & services: 0.35%
Eventbrite Incorporated Class A †	116,760	2,064,317
Media: 0.15%
Magnite Incorporated †	30,150	874,953
Consumer discretionary: 15.84%
Auto components: 1.35%
Fox Factory Holding Corporation †	51,918	7,978,239
Hotels, restaurants & leisure: 4.32%
Bally's Corporation †	89,576	4,500,298
F45 Training Holdings Incorporated †	247,795	3,360,100
Papa John's International Incorporated	71,365	9,101,178
Wingstop Incorporated	49,278	8,472,367
		25,433,943
Household durables: 0.43%
Purple Innovation Incorporated †	104,757	2,556,071
Internet & direct marketing retail: 1.08%
CarParts.com Incorporated †	148,820	2,570,121
Fiverr International Limited †	21,156	3,797,714
		6,367,835
Leisure products: 1.43%
YETI Holdings Incorporated †	84,940	8,437,940
Specialty retail: 4.04%
Boot Barn Holdings Incorporated †	149,250	13,325,040
Leslie's Incorporated †	199,514	4,812,278
Lithia Motors Incorporated Class A	14,942	4,950,285
Petco Health & Wellness Company †	33,135	713,397
		23,801,000
Textiles, apparel & luxury goods: 3.19%
Crocs Incorporated †	97,675	13,949,944
Deckers Outdoor Corporation †	11,603	4,855,275
		18,805,219
Consumer staples: 4.20%
Beverages: 1.97%
Celsius Holdings Incorporated †	141,885	11,600,518
Food & staples retailing: 0.85%
The Chef's Warehouse Incorporated †	164,995	4,987,799
See accompanying notes to portfolio of investments

Wells Fargo Emerging Growth Portfolio  |  1

Portfolio of investments—August 31, 2021 (unaudited)

	Shares	Value
Food products: 1.38%
Freshpet Incorporated †	43,318	$ 5,550,769
Vital Farms Incorporated †	145,271	2,611,973
		8,162,742
Financials: 4.59%
Capital markets: 1.59%
Assetmark Financial Holdings †	20,544	552,017
Stifel Financial Corporation	127,866	8,835,541
		9,387,558
Diversified financial services: 0.20%
VPC Impact Acquisition Holdings †	119,895	1,197,751
Insurance: 2.80%
Goosehead Insurance Incorporated Class A	36,696	5,386,239
Kinsale Capital Group Incorporated	61,193	11,127,947
		16,514,186
Health care: 28.98%
Biotechnology: 7.87%
Arcutis Biotherapeutics Incorporated †	241,456	5,111,624
Biohaven Pharmaceutical Holding Company †	23,416	3,073,116
CareDx Incorporated †	74,738	5,476,801
Fate Therapeutics Incorporated †	57,367	4,202,133
Halozyme Therapeutics Incorporated †	177,240	7,442,308
Natera Incorporated †	63,968	7,575,730
Vericel Corporation †	250,133	13,549,705
		46,431,417
Health care equipment & supplies: 9.95%
Axonics Modulation Technologies Incorporated †	105,450	7,906,641
Figs Incorporated Class A †	54,603	2,239,269
Nyxoah SA †	39,070	1,289,310
Orthopediatrics Corporation †	104,481	7,324,118
Outset Medical Incorporated †	70,511	3,475,487
Pulmonx Corporation †	58,544	2,352,883
Shockwave Medical Incorporated †	85,925	18,405,994
SI-BONE Incorporated †	222,393	5,428,613
Silk Road Medical Incorporated †	39,824	2,360,767
Tandem Diabetes Care Incorporated †	33,510	3,758,817
Vapotherm Incorporated †	149,077	4,121,979
		58,663,878
Health care providers & services: 2.75%
Accolade Incorporated †	76,350	3,617,463
Castle Biosciences Incorporated †	135,756	10,416,558
Privia Health Group Incorporated †	72,727	2,167,992
		16,202,013
Health care technology: 3.66%
CVRx Incorporated †	74,188	1,414,023
See accompanying notes to portfolio of investments

2  |  Wells Fargo Emerging Growth Portfolio

Portfolio of investments—August 31, 2021 (unaudited)

	Shares	Value
Health care technology (continued)
Inspire Medical Systems Incorporated †	41,599	$ 9,299,872
Phreesia Incorporated †	151,798	10,861,147
		21,575,042
Life sciences tools & services: 3.67%
Akoya Biosciences Incorporated †	66,446	1,061,143
Alpha Teknova Incorporated †	43,087	819,084
Codexis Incorporated †	418,827	11,316,706
Neogenomics Incorporated †	173,344	8,427,985
		21,624,918
Pharmaceuticals: 1.08%
Pacira Pharmaceuticals Incorporated †	62,645	3,714,222
Revance Therapeutics Incorporated †	98,240	2,630,867
		6,345,089
Industrials: 12.61%
Aerospace & defense: 0.58%
Kratos Defense & Security Solutions Incorporated †	139,225	3,441,642
Building products: 0.54%
The AZEK Company Incorporated †	74,597	3,169,627
Commercial services & supplies: 2.03%
ACV Auctions Incorporated Class A †	118,905	2,426,847
Casella Waste Systems Incorporated Class A †	128,941	9,540,345
		11,967,192
Construction & engineering: 0.61%
Construction Partners Incorporated Class A †	107,285	3,590,829
Internet & direct marketing retail: 0.17%
Xometry Incorporated Class A †	13,473	979,083
Machinery: 2.62%
Rexnord Corporation	254,384	15,456,372
Professional services: 3.12%
ASGN Incorporated †	161,901	18,163,673
Legalzoom.com Incorporated †	7,111	243,410
		18,407,083
Road & rail: 1.35%
Saia Incorporated †	33,211	7,974,957
Trading companies & distributors: 1.59%
SiteOne Landscape Supply Incorporated †	46,827	9,370,083
Information technology: 31.38%
Electronic equipment, instruments & components: 2.61%
Novanta Incorporated †	81,002	12,411,126
Par Technology Corporation †	43,520	2,956,314
		15,367,440
See accompanying notes to portfolio of investments

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Portfolio of investments—August 31, 2021 (unaudited)

	Shares	Value
IT services: 5.19%
BigCommerce Holdings Incorporated Series 1 †	73,710	$ 4,388,693
Digitalocean Holdings Incorporated †	81,850	5,048,508
Endava plc ADR †	57,514	7,701,125
EVO Payments Incorporated Class A †	322,217	8,197,200
Flywire Corporation †	82,645	3,628,942
Paymentus Holdings Incorporated A †	64,269	1,648,500
		30,612,968
Semiconductors & semiconductor equipment: 5.08%
Allegro MicroSystems Incorporated †	199,712	6,001,346
Diodes Incorporated †	92,586	8,965,102
Semtech Corporation †	116,756	8,163,580
Silicon Laboratories Incorporated †	16,274	2,565,108
Skywater Technology Incorporated †	128,398	4,285,925
		29,981,061
Software: 18.50%
8x8 Incorporated †	206,185	4,979,368
Alkami Technology Incorporated †	98,222	2,805,220
Blend Labs Incorporated Class A †	64,714	1,047,720
BTRS Holdings Incorporated †	156,995	1,712,815
CyberArk Software Limited †	19,060	3,200,936
Envestnet Incorporated †	11,112	887,515
Everbridge Incorporated †	32,551	5,109,530
Jamf Holding Corporation †	118,318	4,158,878
Olo Incorporated Class A †	80,949	3,107,632
ON24 Incorporated †	11,980	270,868
Paycor HCM Incorporated †	134,595	4,973,285
Q2 Holdings Incorporated †	113,105	9,963,419
Rapid7 Incorporated †	155,175	18,856,866
Sprout Social Incorporated Class A †	133,196	16,196,634
SPS Commerce Incorporated †	131,696	17,848,759
Workiva Incorporated †	99,320	13,931,616
		109,051,061
Utilities: 0.57%
Independent power & renewable electricity producers: 0.57%
Sunnova Energy International Incorporated †	92,372	3,343,866
Total Common stocks (Cost $303,102,028)		587,273,031

		Yield
Short-term investments: 0.48%
Investment companies: 0.48%
Wells Fargo Government Money Market Fund Select Class ♠∞		0.03%	2,822,090	2,822,090
Total Short-term investments (Cost $2,822,090)				2,822,090
Total investments in securities (Cost $305,924,118)	100.09%			590,095,121
Other assets and liabilities, net	(0.09)			(532,235)
Total net assets	100.00%			$589,562,886

See accompanying notes to portfolio of investments

4  |  Wells Fargo Emerging Growth Portfolio

Portfolio of investments—August 31, 2021 (unaudited)

†	Non-income-earning security
♠	The issuer of the security is an affiliated person of the Portfolio as defined in the Investment Company Act of 1940.
∞	The rate represents the 7-day annualized yield at period end.

Abbreviations:
ADR	American depositary receipt
Investments in affiliates
An affiliated investment is an investment in which the Portfolio owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Portfolio and the issuer having the same adviser or investment manager. Transactions with issuers that were either affiliates of the Portfolio at the beginning of the period or the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Value, end of period	Shares, end of period	Income from affiliated securities
Short-term investments
Securities Lending Cash Investments LLC	$3,883,200	$61,652,730	$(65,535,930)	$0	$0	$0	0	$648#
Wells Fargo Government Money Market Fund Select Class	9,477,635	59,060,347	(65,715,892)	0	0	2,822,090	2,822,090	565
				$0	$0	$2,822,090		$1,213

#	Amount shown represents income before fees and rebates.
See accompanying notes to portfolio of investments

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Notes to portfolio of investments—August 31, 2021 (unaudited)

Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Portfolio may deviate from this calculation time under unusual or unexpected circumstances.
Equity securities that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the principal exchange or market that day, a fair value price will be determined in accordance with the Portfolio’s Valuation Procedures.
Investments in registered open-end investment companies are valued at net asset value.
Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Wells Fargo Asset Management Pricing Committee at Wells Fargo Funds Management, LLC. The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Wells Fargo Asset Management Pricing Committee which may include items for ratification.
Fair valuation measurements
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Portfolio’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Portfolio’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:
■	Level 1 – quoted prices in active markets for identical securities
■	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
■	Level 3 – significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

6  |  Wells Fargo Emerging Growth Portfolio

Notes to portfolio of investments—August 31, 2021 (unaudited)

The following is a summary of the inputs used in valuing the Portfolio’s assets and liabilities as of August 31, 2021:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Common stocks
Communication services	$8,486,609	$0	$0	$8,486,609
Consumer discretionary	93,380,247	0	0	93,380,247
Consumer staples	24,751,059	0	0	24,751,059
Financials	27,099,495	0	0	27,099,495
Health care	170,842,357	0	0	170,842,357
Industrials	74,356,868	0	0	74,356,868
Information technology	185,012,530	0	0	185,012,530
Utilities	3,343,866	0	0	3,343,866
Short-term investments
Investment companies	2,822,090	0	0	2,822,090
Total assets	$590,095,121	$0	$0	$590,095,121
Additional sector, industry or geographic detail, if any, is included in the Portfolio of Investments.
For the three months ended August 31, 2021, the Portfolio did not have any transfers into/out of Level 3.

Wells Fargo Emerging Growth Portfolio  |  7